Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Summary Of Guarantee Obligations
40.1 Details of acceptances and guarantees as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024		December 31, 2025
Confirmed acceptances and guarantees
Confirmed acceptances and guarantees in Korean won:
Acceptances and guarantees for KB purchasing loan	￦	152,129	￦	110,728
Others		900,237		1,028,783

		1,052,366		1,139,511

Confirmed acceptances and guarantees in foreign currencies:
Acceptances of letter of credit		331,423		215,808
Letter of guarantees		45,274		76,496
Bid bond		12,782		2,253
Performance bond		1,927,572		2,039,924
Refund guarantees		4,644,429		3,277,694
Others		4,594,667		4,787,138

		11,556,147		10,399,313

Financial guarantee contracts:
Acceptances and guarantees for mortgage		20,790		19,673
Overseas debt guarantees		588,019		406,900
International financing guarantees in foreign currencies		842,838		1,138,481
Other financial guarantees		—		263,823

		1,451,647		1,828,877

		14,060,160		13,367,701

Unconfirmed acceptances and guarantees
Guarantees of letter of credit		2,268,081		2,537,195
Refund guarantees		1,373,649		1,427,424

		3,641,730		3,964,619

	￦	17,701,890	￦	17,332,320

Summary Of Credit Risk Exposure Of Payment Gurantees Explanatory
40.2 Credit qualities of acceptances and guarantees as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	12-month expected credit losses		Lifetime expected credit losses				Total
			Non-impaired		Impaired
Confirmed acceptances and guarantees
Grade 1	￦	12,022,664	￦	—	￦	—	￦	12,022,664
Grade 2		1,870,438		23,840		—		1,894,278
Grade 3		98,224		16,147		—		114,371
Grade 4		8,291		2,975		457		11,723
Grade 5		—		230		16,894		17,124

		13,999,617		43,192		17,351		14,060,160

Unconfirmed acceptances and guarantees
Grade 1		2,281,647		2,441		—		2,284,088
Grade 2		1,306,932		15,349		—		1,322,281
Grade 3		13,982		14,781		—		28,763
Grade 4		1,171		2,652		21		3,844
Grade 5		—		175		2,579		2,754

		3,603,732		35,398		2,600		3,641,730

	￦	17,603,349	￦	78,590	￦	19,951	￦	17,701,890

(In millions of Korean won)	December 31, 2025
	12-month expected credit losses		Lifetime expected credit losses				Total
			Non-impaired		Impaired
Confirmed acceptances and guarantees
Grade 1	￦	11,052,820	￦	201,686	￦	—	￦	11,254,506
Grade 2		1,914,728		35,378		—		1,950,106
Grade 3		105,144		16,615		180		121,939
Grade 4		10,207		5,410		503		16,120
Grade 5		8,404		3,674		12,952		25,030

		13,091,303		262,763		13,635		13,367,701

Unconfirmed acceptances and guarantees
Grade 1		3,509,754		4,180		—		3,513,934
Grade 2		403,592		20,047		—		423,639
Grade 3		4,526		12,319		—		16,845
Grade 4		794		7,809		20		8,623
Grade 5		—		404		1,174		1,578

		3,918,666		44,759		1,194		3,964,619

	￦	17,009,969	￦	307,522	￦	14,829	￦	17,332,320

Summary Of Acceptance and Guarantees By Counterparty
40.3 Classifications of acceptances and guarantees by counterparty as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
Large companies	￦	13,215,006	￦	2,972,146	￦	16,187,152	91.45
Small and medium-sized companies		747,170		423,299		1,170,469	6.61
Public sector and others		97,984		246,285		344,269	1.94

	￦	14,060,160	￦	3,641,730	￦	17,701,890	100.00

(In millions of Korean won)	December 31, 2025
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
Large companies	￦	12,415,691	￦	3,031,523	￦	15,447,214	89.12
Small and medium-sized companies		813,807		373,420		1,187,227	6.85
Public sector and others		138,203		559,676		697,879	4.03

	￦	13,367,701	￦	3,964,619	￦	17,332,320	100.00

Summary Of Acceptance And Guarantees By Industry
40.4 Classifications of acceptances and guarantees by industry as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
Financial institutions	￦	1,810,426	￦	1,244	￦	1,811,670	10.24
Manufacturing		8,139,583		2,709,623		10,849,206	61.29
Service		926,446		48,709		975,155	5.51
Wholesale and retail		2,410,725		594,407		3,005,132	16.98
Construction		334,561		73,389		407,950	2.30
Public sector		24,929		101,456		126,385	0.71
Others		413,490		112,902		526,392	2.97

	￦	14,060,160	￦	3,641,730	￦	17,701,890	100.00

(In millions of Korean won)	December 31, 2025
	Confirmed guarantees		Unconfirmed guarantees		Total		Proportion (%)
Financial institutions	￦	1,822,127	￦	1,916	￦	1,824,043	10.52
Manufacturing		7,730,095		2,790,672		10,520,767	60.70
Service		985,539		92,110		1,077,649	6.22
Wholesale and retail		2,111,297		573,783		2,685,080	15.49
Construction		298,186		28,042		326,228	1.88
Public sector		25,665		362,831		388,496	2.24
Others		394,792		115,265		510,057	2.94

	￦	13,367,701	￦	3,964,619	￦	17,332,320	100.00

Summary Of Commitments Explanatory
40.5 Details of commitments as of December 31, 2024 and 2025, are as follows:

(In millions of Korean won)	December 31, 2024		December 31, 2025
Commitments
Corporate loan commitments	￦	57,510,280	￦	56,218,691
Retail loan commitments		59,100,288		58,406,337
Credit line of credit cards		87,204,864		89,718,829
Purchase of other securities		8,880,563		9,133,299

		212,695,995		213,477,156

Financial guarantee contracts
Credit line		4,747,946		3,689,143
Purchase of securities		475,147		1,691,300

		5,223,093		5,380,443

	￦	217,919,088	￦	218,857,599

Summary of Other Matters (Including Litigation)
40.6 Other Matters (including litigation)
a) As of December 31, 2025, the Group involved in 123 legal cases as a plaintiff in connection with its operating activities (excluding simple cases related to loan recovery and administrative activities), with a total claim amount of ￦
536,144 million. The Group also involved in 361 legal cases as a defendant (excluding simple cases related to loan recovery or administrative activities) with a total claim amount of ￦
978,726 million. The amount of any additional losses that may arise, depending on the outcome of these proceedings, cannot be predicted at this time. Details of major pending lawsuits in which the Group is a defendant are as follows:
(In number of cases, in millions of Korean won)

Company	Lawsuits	No. of cases	Amount		Description of the lawsuits	Status of the lawsuits
Kookmin Bank	Request for a return of redemption amount	1	￦	60,281
Kookmin Bank invested the assets entrusted by OO Invest Trust Management in the Fairfield Sentry Limited and Fairfield Sentry Limited reinvested the assets in Bernard L. Madoff Investment Securities LLC managed by Bernard Madoff. (Bernard L. Madoff Investment Securities LLC is in the liquidation process due to Ponzi scheme fraud-related losses.)
Bankruptcy trustee of Bernard L. Madoff Investment Securities LLC filed a lawsuit against Kookmin Bank seeking to return the amount of redemptions received by Kookmin Bank through Fairfield Sentry Limited.

Application for dismissal by the defendant has been denied, and further proceedings are scheduled. [Related litigation is pending at the New York Southern District Federal Bankruptcy Court
(10-3777)]
The financial impact on Kookmin Bank is not significant because the likelihood of winning the lawsuit is high

Company	Lawsuits	No. of cases	Amount	Description of the lawsuits	Status of the lawsuits
	Return of unjust enrichment	1	156,755
As MTS Bank, which was trading with Kookmin Bank through a foreign exchange account, was listed on the SDN (Specifically Designated Nationals) list of the Office of Foreign Assets Control (OFAC) under the U.S. Treasury Department, Kookmin Bank froze the foreign currency account in the name of MTS Bank.
Accordingly, MTS Bank filed a lawsuit seeking the return of the account balance to the Moscow City Commercial Court in Russia

Responding in accordance with the schedule of the local court proceedings (following the first-instance judgment rendered against the Bank on December 2, 2025, the Bank is currently responding to the appellate proceedings).
Due to compliance with U.S. OFAC regulations, it is difficult to predict the likelihood of success in the litigation being conducted before the Russian courts. However, the amount in dispute can be covered by the balance in the plaintiff’s account, and a financial impact equivalent to delayed interest is expected for the Bank.

KB Securities Co., Ltd.	Request for the return of unjust enrichment and transaction amount (Australian fund)	3	59,927	As an investment broker for a private fund that lends money to a corporation (borrower) investing in Australian disability apartment rental business, KB Securities Co., Ltd. brokered investments of ￦326,500 million in trust products and funds to individual and institutional investors. However, due to the local Australian borrower’s breach of contract, the fund management was suspended, and related to this, a lawsuit was filed against KB Securities Co., Ltd. for the return of unjust enrichment and transaction amount.
No.1 case: The third trial is in progress (The first trial: On February 7, 2023, a ruling was made to pay the principal investment of ￦ 29,800 million and the delayed interest on it. The second trial: On January 29, 2024, the conclusion was different; a ruling was made to pay the principal investment of ￦ 12,000 million and the delayed interest on it.)
No. 2 case: The second trial is in progress (The first trial: On February 14, 2024, a ruling was made to pay the principal investment of ￦ 12,200 million and the delayed interest on it.)
No. 3 case: The third trial is in progress (The first trial: On October 26, 2023, a ruling was made to pay the remaining principal and interest of ￦ 8,460 million and the delayed interest on the principal of ￦ 8,290 million. The second trial: On January 16, 2025, a ruling was made ordering the return of ￦ 4,400 million, which represents a portion of the ￦ 8,070 million paid following the first-instance judgment.)

Meanwhile, the Group has recognized a provision for litigation amounting to ￦
142,090 million in the financial statements in relation to the pending lawsuit in which it is a defendant as of December 31, 2025 (Note 24.5).
b) As of December 31, 2025, there are a total of seven pending lawsuits related to the wage peak system, amounting to ￦
12,551 million. This includes five cases for Kookmin Bank with a total claim amount of ￦
12,175 million, one case for KB Life Insurance Co., Ltd. with a claim amount of ￦
136 million, and one case for KB Asset Management Co., Ltd. with a claim amount of ￦
240 million. The amount and timing of potential outflows of resources are currently unpredictable.
c) As of December 31, 2025, KB Real Estate Trust Co., Ltd. is undertaking 14 completion-guaranteed land trust projects (including Busan Kyungbo Industrial Development project), under which it assumes the obligations to complete construction of the contractor fails to fulfill its completion obligations, and is liable to compensate the lending financial institutions for any losses arising from any failure to fulfill such obligations.
The total PF loan commitment limit related to these completion-guarantee land trust projects amounted to ￦
1,240,200
million, of which ￦
927,300 million represents outstanding balance (including unpaid interest) as of December 31, 2025.
In connection with these projects, the Group recognized provisions totaling ￦
4,200 million as of December 31, 2025 for the expected losses associated with trust-account exposures arising from the completion obligations. In addition, the Group recognized additional provisions totaling ￦
140,100 million as of December 31, 2025 for the estimated losses related to potential liability for damages that may arise if the completion obligations are not fulfilled.
As of December 31, 2025, a total of 12 projects (all of which have been completed) remain where completion obligations were not fulfilled within the contractual period. The PF loan commitment limits for these projects amount to ￦
1,090,100 million, and outstanding balance (including unpaid interest)
amount to ￦
851,900 million. Of these, eight completed projects are subject to ongoing litigation, involving a total of 11 legal cases with an aggregate claim amount of ￦
251,700 million; the PF loan commitment limits and outstanding balance (including unpaid interest) for these projects amount to ￦
716,600
million and ￦
492,800 million, respectively.
d) During the year ended December 31, 2024, the Financial Supervisory Service conducted regular inspections covering the overall operations of the subsidiaries, Kookmin Bank and KB Life Insurance Co., Ltd., and during the year ended December 31, 2025, a regular inspection covering the overall operations of the subsidiary, KB Securities Co., Ltd., was conducted. As of December 31, 2025, the results of these inspections and any required corrective actions have not yet been notified and are expected to be communicated in the future.
e) Kookmin Bank and KB Securities Co., Ltd. are currently under investigation by the Fair-Trade Commission regarding alleged collusive conduct among financial institutions. The outcome of the investigation cannot be predicted at this time.
f) As of December 31, 2025, KB PRASAC BANK PLC. is currently undergoing a tax audit by the tax authorities. The outcome of the tax audit cannot be predicted at this time.
g) On April 7, 2023, Kookmin Bank entered into a share subscription right transfer agreement with STIC Eugene Star Holdings Inc. (hereinafter referred to as “STIC”), under which STIC agreed to acquire 31,900,000,000 newly issued shares at a price of IDR 3.19 trillion to be issued in a capital increase by PT Bank KB Indonesia Tbk, a subsidiary of Kookmin Bank.

As a result of the agreement, after STIC’s acquisition of the shares, Kookmin Bank holds a call option to purchase the shares held by STIC for a six-month
period commencing 2 years and 6 months after the acquisition date. If Kookmin Bank does not exercise the call option during the exercise period, STIC holds a put option to sell the shares to Kookmin Bank within one year following the expiration of the call option period.
h) As of December 31, 2025, KB Real Estate Trust Co., Ltd. may lend up to ￦
4,475,500 million to trust accounts, which represents a portion of the total project cost related to borrowing-type land trust contracts (including maintenance and redevelopment projects). Whether KB Real Estate Trust Co., Ltd. provides such trust account loans does not constitute an unconditional payment obligation and is determined after comprehensively considering various factors, including the funding plan of its own accounts and the cash flow projections of the trust business.
i) On July 1, 2025, Kookmin Bank entered into a share purchase agreement with a third party for the sale of its equity interest in its subsidiary, PT KB Bukopin Finance, and is currently in the process of carrying out the procedures necessary to complete the disposal. Upon completion of the transaction as planned, Kookmin Bank will lose control over PT KB Bukopin Finance.